INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
Income before taxes excluded the amounts of loss incurring entities	$ 8,979,640	$ 9,982,326	$ 7,178,353
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 1,346,946	$ 1,497,349	$ 1,076,753
Tax effect of 75% (50% for 2018) R&D expenses deduction	(163,357)	(123,948)	(99,833)
Tax effect of deferred tax recognized	(1,958)	(37,311)	(24,142)
Tax effect of non-deductible expenses	18,307	62,120	42,227
Change in unrecognized tax benefits	(951,710)
Income tax expenses	$ 248,228	$ 1,398,210	$ 995,005
Percent of tax effect of R & D expenses deduction	75.00%	50.00%	50.00%